Stock-Based Compensation - Schedule of Nonvested Performance and Restricted Stock Unit Plans (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year	361
Nonvested, Number of Units, Granted	105
Nonvested, Number of Units, Dividends	10
Nonvested, Number of Units, Forfeited or expired
Nonvested, Number of Units, Vested and issued	(128)
Nonvested/unissued, Number of Units, Ending balance	348
Weighted-average grant date fair value, Beginning balance	$ 30.66
Weighted-average grant date fair value, Granted	$ 41.34
Weighted-average grant date fair value, Dividends
Weighted-average grant date fair value, Forfeited or expired
Weighted-average grant date fair value, Vested and issued	$ 25.68
Weighted-average grant date fair value, Ending balance	$ 36.03
Restricted Stock/Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year	176
Nonvested, Number of Units, Granted	94
Nonvested, Number of Units, Dividends	5
Nonvested, Number of Units, Forfeited or expired
Nonvested, Number of Units, Vested and issued	(68)
Nonvested/unissued, Number of Units, Ending balance	207
Weighted-average grant date fair value, Beginning balance	$ 32.65
Weighted-average grant date fair value, Granted	$ 41.34
Weighted-average grant date fair value, Dividends
Weighted-average grant date fair value, Forfeited or expired
Weighted-average grant date fair value, Vested and issued	$ 31.61
Weighted-average grant date fair value, Ending balance	$ 37.18